Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net loss		$ (63.9)	$ (10.5)	$ (92.8)
Items of other comprehensive income (loss) before income taxes:
Change in foreign currency translation adjustment		(47.4)	39.7	24.4
Change in unrealized gain from invested customer trust funds		(10.5)	(17.3)	(10.2)
Change in pension liability adjustment	[1]	(7.6)	13.8	13.6
Other comprehensive (loss) income before income taxes		(65.5)	36.2	27.8
Income tax (benefit) expense, net		(1.2)	(3.6)	0.6
Other comprehensive (loss) income after income taxes		(64.3)	39.8	27.2
Comprehensive (loss) income		(128.2)	29.3	(65.6)
Comprehensive loss attributable to noncontrolling interest		(0.5)	(0.9)	(0.5)
Comprehensive (loss) income attributable to the Ceridian		$ (127.7)	$ 30.2	$ (65.1)

[1]	The amount of the pension liability adjustment recognized in the Consolidated Statements of Operations within selling, general, and administrative expense was $11.7, $10.1 and $9.9 during the years ended December 31, 2018, 2017, and 2016, respectively.